FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Cash	$ 24,765,000	$ 11,713,000		$ 9,625,000	$ 3,252,000
Liquidity Risk [Member]
Statement [Line Items]
Cash			$ 24,765,000
Working capital			$ (31,635,000)
Price Risk [Member]
Statement [Line Items]
Asset and liability exposure, description	10% change in metals prices would have an impact on net earnings (loss) of $26 (December 31, 2020 - $2).
Impact on net earning (loss)	$ 4,000	2,000
Price Risk [Member] | Long-term investments [Member]
Statement [Line Items]
Asset and liability exposure, description	10% change in market prices would have an impact on net earnings (loss) of approximately $330 (December 31, 2020 - $418).
Price Risk [Member] | Long-term investments One [Member]
Statement [Line Items]
Asset and liability exposure, description	a 10% change in metals prices would have an impact on net earnings (loss) of $26 (December 31, 2020 - $2).
Impact on net earning (loss)	$ 330,000	418,000
Foreign Currency Risk [Member]
Statement [Line Items]
Asset and liability exposure, description	10% fluctuation in the US/Mexican and Canadian/US exchange rates would impact the Company’s earnings for the year ended December 31, 2021
Impact on net earning (loss)	$ 143,000	$ 589,000